Share-based Compensation - Schedule of Share Options Valuation Assumptions (Details) - 2024 LTIP [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Current share value	$ 5.1
Expected volatility Minimum	51.50%	[1]
Expected volatility Maximum	52.50%	[1]
Risk-free interest rate Minimum	3.97%	[2]
Risk-free interest rate Maximum	4.01%	[2]
Expected dividend yield	0.00%	[3]
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	1 year	[4]
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	6 years 5 months 19 days	[4]

[1]	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
[2]	Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
[3]	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.
[4]	The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the end of the vesting term and the contractual period to exercise.